RECEIVABLES (Details 6) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Unpaid Principal Balance
Period considered for average recorded investment	4 months	4 months	7 months	7 months	13 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income			120 days		120 days	120 days
Minimum account delinquency period for an account to be classified as past due			30 days		30 days	30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	$ 55,258		$ 55,258		$ 68,135	$ 56,771
Canada
Interest Income Recognized
Receivables on nonaccrual status	14,598		14,598		15,648	3,769
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	45,223		45,223		22,512	29,239
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	1,039		1,039		280	918
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	10,035		10,035		45,623	27,532
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	13,559		13,559		15,368	2,851
Individually evaluated for impairment | Retail
Recorded Investment
Total	116,547		116,547		56,791	44,139
Unpaid Principal Balance
Total	114,674		114,674		55,606	43,207
Related Allowance	17,591		17,591		12,736	12,946
Average Recorded Investment
Total	113,459	$ 42,919	111,212	$ 43,494	55,660	41,360
Interest Income Recognized
Total	1,087	223	1,993	1,071	2,358	1,646
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	61,902		61,902		23,420	16,640
With an allowance recorded	48,849		48,849		31,945	26,951
Unpaid Principal Balance
With no related allowance recorded	61,453		61,453		23,164	16,517
With an allowance recorded	47,500		47,500		31,029	26,143
Related Allowance	17,323		17,323		12,607	12,757
Average Recorded Investment
With no related allowance recorded	58,704	13,683	58,457	13,717	20,867	10,861
With an allowance recorded	48,889	27,273	46,829	27,920	33,308	29,833
Interest Income Recognized
With no related allowance recorded	839	120	1,609	222	1,112	390
With an allowance recorded	153	73	191	774	1,175	1,234
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded	4,765		4,765		960
With an allowance recorded	1,031		1,031		466	548
Unpaid Principal Balance
With no related allowance recorded	4,710		4,710		954
With an allowance recorded	1,011		1,011		459	547
Related Allowance	268		268		129	189
Average Recorded Investment
With no related allowance recorded	4,832		4,884		975
With an allowance recorded	1,034	1,963	1,042	1,857	510	666
Interest Income Recognized
With no related allowance recorded	95		190		53
With an allowance recorded		30	3	75	18	22
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	48,427		48,427		72,297	30,555
Unpaid Principal Balance
Total	48,385		48,385		72,052	30,383
Related Allowance	2,533		2,533		3,329	3,865
Average Recorded Investment
Total	47,527	62,468	49,015	62,217	83,876	33,763
Interest Income Recognized
Total	694	384	961	815	2,180	979
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With no related allowance recorded	24,791		24,791
With an allowance recorded	10,072		10,072		45,868	27,693
Unpaid Principal Balance
With no related allowance recorded	24,791		24,791
With an allowance recorded	10,035		10,035		45,623	27,532
Related Allowance	1,203		1,203		2,220	3,442
Average Recorded Investment
With no related allowance recorded	23,018	7,986	25,039	8,554
With an allowance recorded	10,379	25,891	9,940	24,747	45,283	30,263
Interest Income Recognized
With no related allowance recorded	372	129	369	222
With an allowance recorded	169	125	323	242	920	854
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With no related allowance recorded					11,790
With an allowance recorded	13,564		13,564		14,639	2,862
Unpaid Principal Balance
With no related allowance recorded					11,790
With an allowance recorded	13,559		13,559		14,639	2,851
Related Allowance	1,330		1,330		1,109	423
Average Recorded Investment
With no related allowance recorded					21,159
With an allowance recorded	14,130	28,591	14,036	28,916	17,434	3,500
Interest Income Recognized
With no related allowance recorded					679
With an allowance recorded	$ 153	$ 130	$ 269	$ 351	$ 581	$ 125